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
MASSACHUSETTS INVESTORS GROWTH STOCK FUND                   MFS(R) LIFETIME(R) 2020 FUND
MASSACHUSETTS INVESTORS TRUST                               MFS(R) LIFETIME(R) 2030 FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND                    MFS(R) LIFETIME(R) 2040 FUND
MFS(R) BOND FUND                                            MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
MFS(R) CAPITAL OPPORTUNITIES FUND                           MFS(R) LIMITED MATURITY FUND
MFS(R) CASH RESERVE FUND                                    MFS(R) MID CAP GROWTH FUND
MFS(R) CONSERVATIVE ALLOCATION FUND                         MFS(R) MID CAP VALUE FUND
MFS(R) CORE EQUITY FUND                                     MFS(R) MODERATE ALLOCATION FUND
MFS(R) CORE GROWTH FUND                                     MFS(R) MONEY MARKET FUND
MFS(R) EMERGING GROWTH FUND                                 MFS(R) MUNICIPAL BOND FUND
MFS(R) EMERGING MARKETS DEBT FUND                           MFS(R) MUNICIPAL HIGH INCOME FUND
MFS(R) EMERGING MARKETS EQUITY FUND                         MFS(R) MUNICIPAL INCOME FUND
MFS(R) FLOATING RATE HIGH INCOME FUND                       MFS(R) MUNICIPAL LIMITED MATURITY FUND
MFS(R) GLOBAL EQUITY FUND                                   MFS(R) NEW DISCOVERY FUND
MFS(R) GLOBAL GROWTH FUND                                   MFS(R) NEW ENDEAVOR FUND
MFS(R) GLOBAL TOTAL RETURN FUND                             MFS(R) RESEARCH BOND FUND
MFS(R) GOVERNMENT LIMITED MATURITY FUND                     MFS(R) RESEARCH BOND FUND J
MFS(R) GOVERNMENT MONEY MARKET FUND                         MFS(R) RESEARCH FUND
MFS(R) GOVERNMENT SECURITIES FUND                           MFS(R) RESEARCH INTERNATIONAL FUND
MFS(R) GROWTH ALLOCATION FUND                               MFS(R) STRATEGIC GROWTH FUND
MFS(R) GROWTH OPPORTUNITIES FUND                            MFS(R) STRATEGIC INCOME FUND
MFS(R) HIGH INCOME FUND                                     MFS(R) STRATEGIC VALUE FUND
MFS(R) HIGH YIELD OPPORTUNITIES FUND                        MFS(R) TECHNOLOGY FUND
MFS(R) INFLATION-ADJUSTED BOND FUND                         MFS(R) TOTAL RETURN FUND
MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND              MFS(R) UNION STANDARD EQUITY FUND
MFS(R) INTERNATIONAL DIVERSIFICATION FUND                   MFS(R) UTILITIES FUND
MFS(R) INTERNATIONAL GROWTH FUND                            MFS(R) VALUE FUND
MFS(R) INTERNATIONAL NEW DISCOVERY FUND                     MFS(R) MUNICIPAL STATE FUNDS:
MFS(R) INTERNATIONAL VALUE FUND                               AL, AR, CA, FL, GA, MD, MA, MS, NY,
MFS(R) LIFETIME(R) 2010 FUND                                     NC, PA, SC, TN, VA, WV


     SUPPLEMENT DATED OCTOBER 1, 2005, TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART II

THE FOURTH PARAGRAPH UNDER THE CAPTION "XI - DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES" IS HEREBY RESTATED AS FOLLOWS:

The Trust, or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class. Additionally, MFS Series Trust XII, or any series or class of MFS Series Trust XII, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets without any shareholder vote to the extent permitted by applicable law. The Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. If not so terminated, the Trust will continue indefinitely.

THE FOLLOWING IS HEREBY ADDED TO THE LAST PARAGRAPH IN APPENDIX F- INVESTMENT
RESTRICTIONS:

For purposes of investment restriction no. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

THE FOLLOWING IS HEREBY ADDED AS THE LAST PARAGRAPH IN APPENDIX F- INVESTMENT
RESTRICTIONS:

FOR MFS LIFETIME RETIREMENT INCOME FUND, MFS LIFETIME 2010 FUND, MFS LIFETIME 2020 FUND, MFS LIFETIME 2030 FUND, MFS LIFETIME 2040 FUND, MFS INTERNATIONAL DIVERSIFICATION FUND, MFS AGGRESSIVE GROWTH ALLOCATION FUND, MFS CONSERVATIVE ALLOCATION FUND, MFS GROWTH ALLOCATION FUND AND MFS MODERATE ALLOCATION FUND:

In accordance with the Fund's investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund's total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.


                 THE DATE OF THIS SUPPLEMENT IS OCTOBER 1, 2005.